SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION [abstract]
Disclosure of segment information

1.               SEGMENT INFORMATION

The chief operating decision-makers have been identified as the senior executives of the Company. Senior executives of the Company review the Group’s internal reporting in order to assess performance and allocate resources. The operating segments were determined based on these management reports.

Senior executives evaluate the business from a perspective of revenues and operating results generated from railroad and related business conducted by the Company ("the Railway Transportation Business"). Other segments mainly include on-board catering services, leasing, sales of materials, sale of goods and other businesses related to railway transportation provided by the subsidiaries of the Company. Senior executives of the Company assess the performance of the operating segments based on a measure of the profit before income tax. Other information provided, except as noted below, to senior executives of the Company is measured in a manner consistent with that in the consolidated financial statements.

The segment results for 2018, 2019 and 2020 are as follows:

	The Railway Transportation Business			All other segments			Elimination			Total
	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment revenue
- Railroad and Business	18,823,379	20,025,568	15,385,428	-	-	-	-	-	-	18,823,379	20,025,568	15,385,428
- Other Businesses	779,719	938,066	859,658	273,274	271,452	144,203	(48,354)	(56,735)	(39,923)	1,004,639	1,152,783	963,938
Total revenue	19,603,098	20,963,634	16,245,086	273,274	271,452	144,203	(48,354)	(56,735)	(39,923)	19,828,018	21,178,351	16,349,366
Timing of revenue recognition
- Over time	19,480,546	20,826,847	16,139,060	89,590	110,214	47,619	(48,354)	(56,735)	(39,923)	19,521,782	20,880,326	16,146,756
- At a point in time	122,552	136,787	85,664	183,684	161,238	74,118	-	-	-	306,236	298,025	159,782
- Lease	-	-	20,362	-	--	22,466	-	-	-	-	--	42,828
	19,603,098	20,963,634	16,245,086	273,274	271,452	144,203	(48,354)	(56,735)	(39,923)	19,828,018	21,178,351	16,349,366

Segment result	1,120,148	1,045,581	(584,770)	(26,078)	(36,489)	(105,975)	(25,270)	-	-	1,068,800	1,009,092	(690,745)

Finance costs - net	451	56,439	60,464	179	271	181	-	-	-	630	56,710	60,645
Share of results of associates, net of tax	7,177	(7,039)	22,162	-	-	-	-	-	-	7,177	(7,039)	22,162
Depreciation of fixed assets	1,603,106	1,633,185	1,657,475	6,637	4,113	4,704	-	-	-	1,609,743	1,637,298	1,662,179
Depreciation of right-of-use assets	-	53,992	54,179	-	11,332	11,332	-	-	-	-	65,324	65,511
Amortization of leasehold land payments	44,450	-	-	11,332	-	-	-	-		55,782	-	-
Amortization of long-term prepaid expenses	12,596	16,008	18,886	313	430	454	-	-	-	12,909	16,438	19,340
Impairment of fixed assets	10,364	20,697	11,835	-	-	-	-	-	-	10,364	20,697	11,835
Provision for impairment of materials and supplies	11,361	10,793	-	-	-	-	-	-	-	11,361	10,793	-
Reversal of impairment losses on financial assets	-	-	(78)			(280)			-			(358)

A reconciliation of the segment results to profit of 2018, 2019 and 2020 is as follows:

	The Railway Transportation Business			All other segments			Elimination			Total
	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment result	1,120,148	1,045,581	(584,770)	(26,078)	(36,489)	(105,975)	(25,270)	-	-	1,068,800	1,009,092	(690,745)
Income tax (expense)/credit	(291,202)	(262,942)	130,468	1,436	1,814	2,177	-	-	-	(289,766)	(261,128)	132,645
Profit/(Loss) for the year	828,946	782,639	(454,302)	(24,642)	(34,675)	(103,798)	(25,270)	-	-	779,034	747,964	(558,100)

The Group is domiciled in the PRC. All the Group's revenues were generated in the PRC, and the total assets are also located in the PRC.

	The Railway Transportation Business		All other segments		Elimination		Total
	2019	2020	2019	2020	2019	2020	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Total segment assets	36,691,272	36,573,556	485,891	443,479	(284,030)	(236,582)	36,893,133	36,780,453

Total segment assets include:
Investment in associates	174,686	196,848	-	-	-	-	174,686	196,848
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,757,394	1,748,748	3,097	679	-	-	1,760,491	1,749,427
Total segment liabilities	7,348,182	8,184,773	595,487	656,875	(189,817)	(217,364)	7,753,852	8,624,284

Revenues of approximately RMB4,502,560,136 (2018: RMB3,966,988,000 and 2019: RMB4,400,273,000) were derived from Guangzhou Railway Group and its subsidiaries. These revenues are attributable to the Railway Transportation Business. Except that, no revenues derived from a single external customer have exceeded 10% of the total revenues.